EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the warrant and option activity is as follows:

	Number of Warrants and Options (in Shares)	Weighted Average Exercise Price
Outstanding January 1, 2015	5,579,905	$9.69
Granted	1,522,500	1.97
Exercised	—	—
Forfeited or Expired	(74,284)	19.25
Outstanding, March 31, 2015	7,028,151	7.90
Exercisable, March 31, 2015	6,708,151	$8.15

A summary of the warrant and option activity is as follows:

	Number of Options/Warrants (in Shares)	Weighted Average Exercise Price
Warrants Outstanding January 1, 2013	594,285	$25.90
Granted	3,652,669	6.61
Exercised	(858)	0.35
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2013	4,246,096	6.53
Exercisable, December 31, 2013	4,246,096	$6.53
Warrants Outstanding, January 1, 2014	4,246,096	$6.53
Granted	375,000	2.00
Exercised	—	—
Forfeited or Expired	—	—
Warrants Outstanding, December 31, 2014	4,621,096	6.16
Exercisable, December 31, 2014	4,621,096	$6.16

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the warrants as of December 31, 2014 is as follows:

Exercise Price	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)
$0.35	70,726	3.65
$2.00	375,000	5.00
$2.19	171,450	3.89
$5.50	571,428	1.13
$6.87	3,266,778	3.66
$7.87	14,286	0.28
$8.75	142,857	3.04
$35.00	8,571	2.20
Exercisable, December 31, 2014	4,621,096

Equity Incentive Plans One [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the Company’s historical stock option plan activity as of December 31, 2014 is as follows:

Plan Name	Options Authorized	Options Granted	Shares Exercised	Shares Forfeited/Expired	Options Outstanding
2004	142,857	142,857	67,460	46,823	28,574
2005	142,857	142,857	10,000	58,572	74,285
2006	314,285	310,102	6,304	72,238	231,560
2007	28,571	25,714	—	4,285	21,429
2009	285,714	358,440	10,041	113,113	235,286
2013	906,291	413,225	—	45,550	367,675
Total	1,820,575	1,393,195	93,805	340,581	958,809

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Each option is estimated on the date of grant, using the Black-Scholes model and the following assumptions (all in weighted averages):

	2014	2013
Exercise price	$1.42	$2.43
Volatility	118%	109%
Risk-free interest rate	1.63%	1.37%
Expected dividend yield	0%	0%
Expected term (years)	6	6

Equity Incentive Plans Two [Member]
Class of Warrant or Right [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
A summary of the status of the Company’s stock option plans for the years ended December 31, 2014 and 2013 is as follows:

	Number of Options (in Shares)	Weighted Average Exercise Price
Options Outstanding January 1, 2013	700,903	$38.15
Granted	334,161	2.43
Exercised	—	—
Forfeited or Expired	(52,084)	13.16
Options outstanding, December 31, 2013	982,980	28.05
Exercisable, December 31, 2013	571,261	$44.79
Options Outstanding, January 1, 2014	982,980	$28.05
Granted	107,600	1.42
Exercised	—	—
Forfeited or Expired	(131,771)	15.87
Options outstanding, December 31, 2014	958,809	26.68
Exercisable, December 31, 2014	656,123	$37.60

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price
$1.05 – 8.05	474,610	8.41	$2.94	204,695	$4.73
8.40 – 23.80	223,074	5.06	14.74	190,303	14.74
35.00 – 70.00	235,277	1.19	68.83	235,277	68.83
122.50 – 288.75	25,848	2.02	181.98	25,848	181.98
	958,809			656,123